CROSS SHORE DISCOVERY FUND

FILED VIA EDGAR

August 3, 2017

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Cross Shore Discovery Fund
File No. 811-22976; 333-204814

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registrant’s registration statement on Form N-2 filed with the SEC and (ii) the text of the most recent amendment has been filed electronically.

If you need any further assistance, please contact the undersigned at (513) 346-4190.

Very truly yours,

/s/ Simon Berry
Simon Berry
Secretary